RETIREMENT BENEFIT PLANS - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee Benefits [Abstract]
Benefit plans' expense	$ 5	$ 15	$ 18
Discount rates	5.20%	5.20%	5.20%
Rates of compensation	1.50%	2.60%	3.10%